UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dolphin Financial Partners, L.L.C.
Address: 96 Cummings Point Road

         Stamford, CT  60906

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald T. Netter
Title:     Sole Member
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     Donald T. Netter     Stamford, CT     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $138,047 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGELICA CORP                  COM              34663104      3309   135000 SH       DEFINED                135000        0        0
APRIA HEALTHCARE GROUP         COM              37933108      4330   125000 SH       DEFINED                125000        0        0
ARGOSY GAMING CO               COM              40228108      8167   175220 SH       DEFINED                175220        0        0
ARTESYN TECHNOLOGIES INC       COM              43127109      2735   314385 SH       DEFINED                314385        0        0
BEVERLY ENTERPRISES INC        COM              87851309      1936   151950 SH       DEFINED                151950        0        0
CHECKERS DRIVE IN RESTAURANT   COM NEW          162809305     1330    98663 SH       DEFINED                 98663        0        0
CIRCUIT CITY STORES INC        COM              172737108     1961   113400 SH       DEFINED                113400        0        0
DOUBLECLICK INC                COM              258609304     1761   209848 SH       DEFINED                209848        0        0
EMERSON RADIO CORP             COM              291087203      227    81300 SH       DEFINED                 81300        0        0
GILLETTE CO                    COM              375766102    13959   275590 SH       DEFINED                275590        0        0
GOLD BANC CORPORATION INC      COM              379907108    14696  1010000 SH       DEFINED               1010000        0        0
GUIDANT CORP                   COM              401698105    11522   171200 SH       DEFINED                171200        0        0
HOLLINGER INTL INC             CL A             435569108     2933   293041 SH       DEFINED                293041        0        0
I-MANY INCORPORATED            COM              44973Q103     1272   747953 SH       DEFINED                747953        0        0
INSIGHT COMMUNICATIONS CO      CL A             45768V108     5571   501920 SH       DEFINED                501920        0        0
JOHNSON & JOHNSON              COM              478160104     3682    56652 SH       DEFINED                 56652        0        0
JOHNSON OUTDOORS INC           CL A             479167108     3033   173115 SH       DEFINED                173115        0        0
KATY INDS INC                  COM              486026107      394   123140 SH       DEFINED                123140        0        0
KERR MCGEE CORP                COM              492386107     6330    82947 SH       DEFINED                 82947        0        0
MAY DEPT STORES CO             COM              577778103     3916    97550 SH       DEFINED                 97550        0        0
MORGAN STANLEY                 COM NEW          617446448     7871   150000 SH       DEFINED                150000        0        0
NEIMAN MARCUS GROUP            CL B             640204301     4488    46408 SH       DEFINED                 46408        0        0
PMA CAPITAL CORP               CL A             693419202     1108   125502 SH       DEFINED                125502        0        0
SPRINT CORPORATION             COM              852061100     3011   120000 SH       DEFINED                120000        0        0
SYNAGRO TECHNOLOGIES INC       COM NEW          871562203      455    94200 SH       DEFINED                 94200        0        0
TELESYSTEM INTL WIRELESS       COM              879946606      435    27843 SH       DEFINED                 27843        0        0
TEMPLE INLAND INC              COM              879868107     6087   163857 SH       DEFINED                163857        0        0
TITAN CORP                     COM              888266103     1803    79300 SH       DEFINED                 79300        0        0
TOYS R US INC                  COM              892335100     1324    50000 SH       DEFINED                 50000        0        0
UNOCAL CORP                    COM              915289102     4879    75000 SH       DEFINED                 75000        0        0
VERITAS SOFTWARE CORP.         COM              923436109     3666   150000 SH       DEFINED                150000        0        0
WALTER INDUSTRIES INC          COM              93317Q105     7940   197500 SH       DEFINED                197500        0        0
WENDYS INTL INC                COM              950590109     1916    40200 SH       DEFINED                 40200        0        0